Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 27, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2011
M.D. Sass 1-3 Year U.S. Agency Bond Fund (Prospectus Summary) | M.D. Sass 1-3 Year U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDSIX
M.D. Sass 1-3 Year U.S. Agency Bond Fund (Prospectus Summary) | M.D. Sass 1-3 Year U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDSHX